Construction in progress	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Construction in progress
20	Construction in progress

	Advance payment for aircraft and flight equipment RMB million	Others RMB million	Total RMB million
At January 1, 2020	30,919	8,303	39,222
Additions	8,858	4,637	13,495
Transferred to property, plant and equipment (Note 19)	(4,216)	(7,060)	(11,276)
Transferred to right-of-use assets (Note 21)	(6,219)	(2,440)	(8,659)
Transferred to others	—	(375)	(375)

At December 31, 2020	29,342	3,065	32,407

At January 1, 2021	29,342	3,065	32,407
Additions	10,464	1,821	12,285
Transferred to property, plant and equipment (Note 19)	(9,230)	(2,583)	(11,813)
Transferred to right-of-use assets (Note 21)	(454)	(61)	(515)
Transferred to others	—	(517)	(517)

At December 31, 2021	30,122	1,725	31,847